UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4688

DREYFUS PREMIER VALUE EQUITY FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Value Fund
July 31, 2006 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)

Banking--6.1%
Bank of New York	32,100	1,078,881
PNC Financial Services Group	17,000	1,204,280
SunTrust Banks	15,100	1,190,937
US Bancorp	37,300	1,193,600
Wachovia	49,300	2,643,959
Consumer Discretionary--11.1%
Carnival	14,400	561,024
Clear Channel Communications	74,300	2,150,985
CSK Auto	14,600 a	176,806
Gap	68,800	1,193,680
Johnson Controls	20,800	1,596,608
Liberty Global, Ser. C	39,573 a	838,156
Limited Brands	25,100	631,516
Marriott International, Cl. A	17,200	605,096
McDonald's	47,000	1,663,330
News, Cl. A	42,900	825,396
Nike, Cl. B	6,000	474,000
Omnicom Group	20,700	1,832,157
OSI Restaurant Partners	14,200	410,238
Polo Ralph Lauren	6,800	387,872
Consumer Staples--5.6%
Altria Group	41,700	3,334,749
Colgate-Palmolive	29,200	1,732,144
Dean Foods	28,000 a	1,050,840
Kraft Foods, Cl. A	18,500	599,400
Energy--10.8%
Cameron International	14,900 a	751,109
Chesapeake Energy	18,800	618,520
Chevron	44,200	2,907,476
ConocoPhillips	50,700	3,480,048
Halliburton	19,200	640,512
Marathon Oil	33,100	3,000,184
Noble Energy	12,600	637,686
Valero Energy	15,700	1,058,651
Financial--24.2%
American International Group	29,827	1,809,604
AON	27,000	924,210
Capital One Financial	32,600	2,521,610
Chubb	54,700	2,757,974
Countrywide Financial	11,200	401,296
Freddie Mac	28,700	1,660,582
Genworth Financial, Cl. A	55,170	1,892,331
Goldman Sachs Group	8,200	1,252,550
Janus Capital Group	23,500	380,465
JPMorgan Chase & Co.	102,272	4,665,649
Lincoln National	11,000	623,480
MBIA	8,300	488,123
Merrill Lynch & Co.	33,500	2,439,470
MetLife	12,400	644,800
MGIC Investment	21,200	1,206,492
Morgan Stanley	17,900	1,190,350
PMI Group	48,000	2,038,080
UnumProvident	38,000	616,740
Washington Mutual	37,600	1,680,720
Health Care--10.4%
Abbott Laboratories	29,400	1,404,438
Advanced Medical Optics	13,300 a	655,025
Amgen	8,900 a	620,686
Baxter International	14,500	609,000
Cephalon	10,300 a	677,122
Pfizer	132,700	3,448,873
Quest Diagnostics	12,000	721,440
Thermo Electron	33,500 a	1,239,835
WellPoint	18,100 a	1,348,450
Wyeth	38,700	1,875,789
Industrial--8.4%
3M	14,600	1,027,840
Avery Dennison	10,200	598,026
Cendant	36,800	552,368
Emerson Electric	11,600	915,472
Empresa Brasileira de Aeronautica
(Embraer), ADR	12,200	421,266
GATX	15,100	591,769
Lockheed Martin	8,200	653,376
Mueller Water Products, Cl. A	13,460 a	213,341
Navistar International	37,000 a	827,320
Tyco International	47,300	1,234,057
Union Pacific	17,300	1,470,500
United Technologies	9,200	572,148
US Airways Group	23,700 a	1,082,853
Information Technology--10.0%
Accenture, Cl. A	20,600	602,756
Automatic Data Processing	32,900	1,439,704
Cisco Systems	135,900 a	2,425,815
Fiserv	13,500 a	589,410
Hewlett-Packard	56,200	1,793,342
Intel	34,300	617,400
International Business Machines	8,100	627,021
Microsoft	67,900	1,631,637
NCR	30,700 a	986,698
Sun Microsystems	144,700 a	629,445
Take-Two Interactive Software	36,300 a	388,773
Tellabs	30,200 a	283,880
Materials--3.6%
Air Products & Chemicals	9,800	626,514
Alcoa	22,900	685,855
Martin Marietta Materials	19,400	1,562,088
Mosaic	36,900 a	578,961
Phelps Dodge	3,800	331,892
Smurfit-Stone Container	59,400 a	601,128
Telecommunications--5.8%
Alltel	9,100	502,047
AT & T	163,200	4,894,368
BellSouth	29,400	1,151,598
Windstream	40,608	508,818
Utilities--3.8%
Constellation Energy Group	11,700	677,547
Entergy	8,700	670,770
Exelon	16,200	937,980
NRG Energy	47,000 a	2,314,750
		4,601,047
Total Investments (cost $105,944,557)	99.8%	120,485,557
Cash and Receivables (Net)	.2%	288,067
Net Assets	100.0%	120,773,624

ADR - American Depository Receipts a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER VALUE EQUITY FUNDS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)